UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OPERATING ACTIVITIES
Net income	$ 157,639	$ 43,718
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	30,554	24,844
Sales-type lease receivable in excess of interest income	20,813	2,081
Compensation cost related to employee stock awards	5,573	5,584
Amortization of deferred financing costs and debt guarantees, net	4,725	1,971
Net foreign exchange losses	645	1,138
Provision for credit loss	326	1,177
Net income from equity method investments	(2,182)	(10,287)
Net gain on disposal of investments	(457)	0
Gain on deemed sale of FLNG Gimi	0	(29,981)
Loss on disposal of long-lived asset	0	451
Change in fair value of derivative instruments (interest rate swaps)	(9,590)	11,611
Change in fair value of oil and gas derivative instruments, commodity swaps and amortization of day 1 gains	(1,594)	53,598
Changes in assets and liabilities:
Trade accounts receivable and accrued income	(29,649)	(20,966)
Other current and non-current assets	(28,149)	(3,779)
Amounts due from/to related parties	(5,187)	462
Trade accounts payable	(13,774)	3,470
Accrued expenses	22,461	10,083
Other current and non-current liabilities	(8,469)	96,724
Net cash provided by operating activities	143,685	191,899
INVESTING ACTIVITIES
Additions to assets under development	(237,971)	(424,959)
Additions to equity method investments	(40,130)	(19,268)
Additions for Hilli redeployment	(36,445)	0
Loan advanced to related party	(4,354)	(798)
Additions to intangibles	(302)	0
Proceeds from sale of equity method investments	10,663	39,143
Proceeds from sale of investments	3,126	0
Proceeds from repayment of loan advanced to related party	0	17,930
Proceeds from subscription of equity interest in Gimi MS	0	21,020
Consideration received for the sale of long-lived asset	0	24,828
Net cash used in investing activities	(305,413)	(342,104)
FINANCING ACTIVITIES
Repayments of short-term and long-term debt	(87,330)	(70,048)
Cash dividends paid	(63,042)	(52,330)
Financing costs paid	(521)	(10,781)
Proceeds from exercise of share options	5,665	1,808
Purchase of treasury shares	0	(102,725)
Proceeds from long-term debt	0	575,000
Net cash (used in)/provided by financing activities	(145,228)	340,924
Net (decrease)/increase in cash and cash equivalents and restricted cash	(306,956)	190,719
Cash and cash equivalents and restricted cash at the beginning of the period	1,215,417	716,582
Cash and cash equivalents and restricted cash at the end of the period	908,461	907,301
Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents	870,474	783,427
Restricted cash	33	109,824
Restricted cash (non-current portion)	37,954	14,050
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 908,461	$ 907,301